Refund liabilities - Disclosure of development of refund liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Refund Liabilities [Abstract]
BALANCE AS AT JANUARY 1	€ 17,498	€ 26,141
Additions	971	4,649
Other releases	(669)	(1,117)
Revenue recognition	(242)	(9,985)
Interest expense capitalized	99	193
Exchange rate difference	217	(2,383)
BALANCE AS AT CLOSING DATE	17,874	17,498
Less non-current portion	(6,783)	(6,684)
CURRENT PORTION	€ 11,091	€ 10,814